Segment Information - Summary of Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [Line Items]
Operating revenues	₩ 24,440,647	₩ 24,899,189	₩ 23,436,050
Operating income (loss)	1,022,333	1,026,970	1,100,860
Depreciation and Amortization	3,634,284	3,629,492	3,281,732
Operating segments [member]
Disclosure of operating segments [Line Items]
Operating revenues	28,612,919	28,863,426	27,346,281
Operating income (loss)	1,175,172	1,080,040	1,201,682
Depreciation and Amortization	3,718,122	3,709,297	3,274,768
Operating segments [member] | ICT [member]
Disclosure of operating segments [Line Items]
Operating revenues	18,275,765	18,527,631	17,724,320
Operating income (loss)	809,741	634,046	933,191
Depreciation and Amortization	3,233,878	3,229,159	2,917,163
Operating segments [member] | Finance [member]
Disclosure of operating segments [Line Items]
Operating revenues	3,686,430	3,795,185	3,771,681
Operating income (loss)	85,008	158,235	148,440
Depreciation and Amortization	53,098	27,852	22,580
Operating segments [member] | Satellite TV [member]
Disclosure of operating segments [Line Items]
Operating revenues	706,631	694,637	690,821
Operating income (loss)	71,345	69,357	66,735
Depreciation and Amortization	84,931	94,992	98,310
Operating segments [member] | Others [member]
Disclosure of operating segments [Line Items]
Operating revenues	5,944,093	5,845,973	5,159,459
Operating income (loss)	209,078	218,402	53,316
Depreciation and Amortization	346,215	357,294	236,715
Elimination [member]
Disclosure of operating segments [Line Items]
Operating revenues	(4,172,272)	(3,964,237)	(3,910,231)
Operating income (loss)	(152,839)	(53,070)	(100,822)
Depreciation and Amortization	₩ (83,838)	₩ (79,805)	₩ 6,964